FINANCIAL INSTRUMENTS & RISK (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Sensitivity analysis for types of market risk	Foreign currency sensitivity

		December 31
		Effect on profit before tax
	Changes in %	2024	2023
		CHF in millions
EUR/CHF	10	177.4	279.1
USD/CHF	10	380.4	477.8

Disclosure of maturity analysis for non-derivative financial liabilities
The table below summarizes the maturity profile of Sunrise's financial liabilities based on contractual undiscounted cash outflows (inflows). All interest payments and repayments of financial liabilities are based on contractual agreements. Interest payments are determined using zero-coupon rates. For floating rate instruments, the calculation is computed using the base rate and applicable margin prevailing as of 31 December 2024.

	December 31, 2024
	<1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
	CHF in millions
Trade payables and other payables	741.7	14.7	15.0	15.0	786.4
Borrowings – notional	—	—	3,220.6	1,116.5	4,337.1
Borrowings – interest	246.1	484.2	360.8	54.4	1,145.5
Lease liabilities (undiscounted)	164.1	152.0	425.3	925.7	1,667.1
Derivatives	175.7	127.7	9.2	—	312.6

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The development of the allowance for expected credit losses of trade receivables for the indicated periods is set forth below:

	2024	2023
	CHF in millions
Allowance at January 1	(30.6)	(22.2)
Provisions for impairment of trade receivables	(30.8)	(15.6)
Write-off of receivables	29.5	7.2
Allowance at December 31	(31.9)	(30.6)

Disclosure of financial assets
The detailed aging of Sunrise's trade receivables and the related allowance for expected credit losses is set forth below:

December 31, 2024 CHF in millions	Current (not due)	1-30 days (overdue)	31-60 days (overdue)	61-90 days (overdue)	91-120 days (overdue)	121-365 days (overdue)	Over 365 days (overdue)	Total
Trade receivables gross	153.8	100.9	15.7	12.7	6.2	38.2	—	327.5
Trade receivable gross - Aging %	47.0%	30.8%	4.8%	3.9%	1.9%	11.7%	—%	100.0%
Trade receivables - affiliates								0.2
Allowance for doubtful accounts	(1.0)	(0.9)	(2.4)	(1.8)	(1.7)	(24.1)	—	(31.9)
Allowance for doubtful accounts - Aging %	3.1%	2.8%	7.6%	5.6%	5.3%	75.6%	—%	100.0%
Trade receivables - Provision %	0.6%	0.9%	15.4%	14.2%	27.3%	63.1%	—%	9.7%
Unbilled revenue								57.2
Current trade receivables, net								353.0
Non-current trade receivables gross	34.3						—	34.3
Non-current trade receivables gross - Aging %	100.0%	—%	—%	—%	—%	—%	—%	100.0%
Non-current trade receivables, net								34.3

December 31, 2023 CHF in millions	Current (not due)	1-30 days (overdue)		31-60 days (overdue)		61-90 days (overdue)		91-120 days (overdue)		121-365 days (overdue)		Over 365 days (overdue)	Total

Trade receivables gross	227.2	42.2		22.4		10.1		9.7		66.4		—	378.0
Trade receivable gross - Aging %	60.1%	11.2%		5.9%		2.7%		2.6%		17.6%		—%	100.0%
Trade receivables - affiliates													(0.1)
Allowance for doubtful accounts	(0.8)	(0.6)		(2.1)		(1.4)		(1.1)		(24.6)		—	(30.6)
Allowance for doubtful accounts - Aging %	2.5%	1.8%		6.9%		4.4%		3.5%		80.8%		—%	100.0%
Trade receivables - Provision %	0.3%	1.3%		9.4%		13.4%		11.0%		37.2%		—%	8.1%
Unbilled revenue													43.6
Current trade receivables, net													390.9
Non-current trade receivables gross	44.0	—		—		—		—		—		—	44.0
Non-current trade receivables gross - Aging %	100.0%	—%	—%	—%	—%	—%	—%	—%	—%	—%	—%	—%	100.0%
Non-current trade receivables, net													44.0
These include cash and cash equivalents, trade receivables, accrued liabilities, lease liabilities and trade payables, as well as other receivables and liabilities whose carrying amount corresponds to a reasonable estimation of their fair value.

		December 31, 2024		December 31, 2023
	Fair value level	Carrying amount	Fair value	Carrying amount	Fair value
Current assets carried at FVTPL
Derivative financial instruments	II	162.5	162.5	237.0	237.0
Non-current assets carried at FVTPL
Derivative financial instruments	II	5.1	5.1	90.6	90.6
Non-current assets carried at amortized cost
Related party long-term receivables	II	—	—	202.5	202.5
Total financial assets		167.6	167.6	530.1	530.1
Current liabilities carried at FVTPL
Derivative financial instruments	II	179.3	179.3	179.7	179.7
Current liabilities carried at amortized cost
Vendor financing	II	350.0	350.0	310.1	310.1
Accrued interest	II	57.4	57.4	60.4	60.4
Non-current liabilities carried at FVTPL
Derivative financial instruments	II	421.1	421.1	755.1	755.1
Non-current liabilities carried at amortized cost
Third-party debt	I	4,326.8	4,085.8	5,115.6	4,944.4
Related party long-term payables	II	—	—	51.2	51.2
Total financial liabilities		5,334.6	5,093.6	6,472.1	6,300.9

Disclosure of financial liabilities	These include cash and cash equivalents, trade receivables, accrued liabilities, lease liabilities and trade payables, as well as other receivables and liabilities whose carrying amount corresponds to a reasonable estimation of their fair value.

		December 31, 2024		December 31, 2023
	Fair value level	Carrying amount	Fair value	Carrying amount	Fair value
Current assets carried at FVTPL
Derivative financial instruments	II	162.5	162.5	237.0	237.0
Non-current assets carried at FVTPL
Derivative financial instruments	II	5.1	5.1	90.6	90.6
Non-current assets carried at amortized cost
Related party long-term receivables	II	—	—	202.5	202.5
Total financial assets		167.6	167.6	530.1	530.1
Current liabilities carried at FVTPL
Derivative financial instruments	II	179.3	179.3	179.7	179.7
Current liabilities carried at amortized cost
Vendor financing	II	350.0	350.0	310.1	310.1
Accrued interest	II	57.4	57.4	60.4	60.4
Non-current liabilities carried at FVTPL
Derivative financial instruments	II	421.1	421.1	755.1	755.1
Non-current liabilities carried at amortized cost
Third-party debt	I	4,326.8	4,085.8	5,115.6	4,944.4
Related party long-term payables	II	—	—	51.2	51.2
Total financial liabilities		5,334.6	5,093.6	6,472.1	6,300.9

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of movements in liabilities to cash flows from financing activities

	Debt and accrued interest	Derivative (assets)/liabilities	Lease liabilities	Total
	CHF in millions
Balance as of January 1, 2024	5,537.3	607.3	1,257.6	7,402.2
Cash flows from financing activities:
Interest paid	(359.2)	—	(61.0)	(420.2)
Vendor financing additions	363.4	—	—	363.4
Repayments of debt and lease liabilities	(1,064.7)	—	(114.4)	(1,179.1)
Principal payments on operating-related vendor financing	(327.9)	—	—	(327.9)
Principal payments on capital-related vendor financing	(49.1)	—	—	(49.1)
Net cash received related to derivative instruments	—	52.3	—	52.3
Total cash flows from financing activities	(1,437.5)	52.3	(175.4)	(1,560.6)
Losses on debt extinguishment	3.9	—	—	3.9
Realized and unrealized (gains) losses on derivative instruments, net	—	(249.6)	—	(249.6)
Interest accruals	358.2	—	69.8	428.0
Assets acquired under leases	—	—	126.3	126.3
Assets acquired under capital-related vendor financing arrangements, including VAT	52.1	—	—	52.1
Effect of changes in foreign exchange rates	271.8	15.6	—	287.4
Other related party charges	(51.8)	—	—	(51.8)
Other changes	0.2	7.3	(59.0)	(51.5)
Balance as of December 31, 2024	4,734.2	432.9	1,219.3	6,386.4

	Debt and accrued interest	Derivative (assets)/liabilities	Lease liabilities	Total
	CHF in millions
Balance as of January 1, 2023	5,942.1	(15.5)	1,347.9	7,274.5
Cash flows from financing activities:
Interest paid	(364.1)	—	(58.4)	(422.5)
Vendor financing additions	271.2	—	—	271.2
Repayments of debt and lease liabilities	—	—	(107.6)	(107.6)
Principal payments on operating-related vendor financing	(171.8)	—	—	(171.8)
Principal payments on capital-related vendor financing	(124.8)	—	—	(124.8)
Payment of financing costs and debt premiums	0.1	—	—	0.1
Net cash received related to derivative instruments	—	117.1	—	117.1
Total cash flows from financing activities	(389.4)	117.1	(166.0)	(438.3)
Realized and unrealized (gains) losses on derivative instruments, net	—	524.4	—	524.4
Interest accruals	358.7	—	67.9	426.6
Assets acquired under leases	—	—	56.2	56.2
Assets acquired under capital-related vendor financing arrangements, including VAT	77.6	—	—	77.6
Effect of changes in foreign exchange rates	(453.4)	(13.3)	—	(466.7)
Other related party charges	1.7	—	—	1.7
Other changes	0.1	(5.4)	(48.4)	(53.7)
Balance as of December 31, 2023	5,537.3	607.3	1,257.6	7,402.2

	Debt and accrued interest	Derivative (assets)/liabilities	Lease liabilities	Total
	CHF in millions
Balance as of January 1, 2022	6,882.3	304.0	1,120.1	8,306.4
Cash flows from financing activities:
Interest paid	(267.6)	—	(61.6)	(329.2)
Vendor financing additions	148.2	—	—	148.2
Repayments of debt and lease liabilities	(899.4)	—	(112.4)	(1,011.8)
Principal payments on operating-related vendor financing	(198.2)	—	—	(198.2)
Principal payments on capital-related vendor financing	(86.3)	—	—	(86.3)
Payment of financing costs and debt premiums	(26.3)	—	—	(26.3)
Net cash received related to derivative instruments	—	(4.9)	—	(4.9)
Related-party payments	(149.2)	—	—	(149.2)
Total cash flows from financing activities	(1,478.8)	(4.9)	(174.0)	(1,657.7)
Losses on debt extinguishment	(2.8)	—	—	(2.8)
Realized and unrealized (gains) losses on derivative instruments, net	—	(348.4)	—	(348.4)
Interest accruals	272.8	—	65.3	338.1
Assets acquired under leases	—	—	343.9	343.9
Assets acquired under capital-related vendor financing arrangements, including VAT	117.5	—	—	117.5
Effect of changes in foreign exchange rates	(47.8)	(1.2)	—	(49.0)
Other related party charges	205.7	—	—	205.7
Other changes	(6.8)	35.0	(7.4)	20.8
Balance as of December 31, 2022	5,942.1	(15.5)	1,347.9	7,274.5